                         SUPPLEMENT TO YOUR PROSPECTUS

The Board of Trustees (the "Board") of the Invesco Funds approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which each Target Fund listed below, each a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below, each a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders.

TARGET FUND:                                                   ACQUIRING FUND:
-------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund                         Invesco Van Kampen V.I. Capital Growth Fund
Invesco V.I. Capital Development Fund                          Invesco Van Kampen V.I. Mid Cap Growth Fund

The agreement requires approval by the Target Fund shareholders, whom will vote on the proposed reorganization at a meeting held in or around April, 2012. If approved by the shareholders, the reorganization is scheduled to take place at the end of business on Friday, April 27, 2012; at which time assets of the Target Fund will be transferred into the Acquiring Fund, and shareholders of the Target Fund will receive shares of the Acquiring Fund.

As a result, if any of your Contract Value is currently invested in the Target Fund that Contract Value will automatically be transferred into the Acquiring Fund sub-account on the merger date. In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Target Fund will be allocated to the Acquiring Fund. Unless you direct us otherwise, if you are enrolled in any any Dollar Cost Averaging, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to the Target Fund sub-account, your enrollment will automatically be updated to reflect the Acquiring Fund sub-account.

Upon the date of the merger, all references and information contained in the prospectus for your Contract related to the Invesco V.I. Capital Appreciation Fund and Invesco V.I. Capital Development Fund are deleted.

FUND ADDITION

EFFECTIVE APRIL 26, 2012 THE FOLLOWING INVESTMENT OPTIONS ARE ADDED IN ALPHABETICAL ORDER UNDER "AIM VARIABLE INSURANCE FUNDS" IN THE ANNUAL FUND OPERATING EXPENSES TABLE IN SECTION 2:

                                                            DISTRIBUTION
                                                               AND/OR                           ACQUIRED
                                                               SERVICE                          FUND FEES
                                           MANAGEMENT          (12B-1)           OTHER             AND
UNDERLYING FUND                               FEES              FEES           EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth
 Fund -- Series II                               70%               25%              33%             N/A
Invesco Van Kampen V.I. Mid Cap Growth
 Fund -- Series II                             0.75%             0.25%            0.46%             N/A

                                                             CONTRACTUAL
                                             TOTAL           FEE WAIVER          TOTAL ANNUAL
                                            ANNUAL             AND/OR           FUND OPERATING
                                          OPPERATING           EXPENSE          EXPENSES AFTER
UNDERLYING FUND                            EXPENSES         REIMBURSEMENT         FEE WAIVER
--------------------------------------  ---------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth
 Fund -- Series II                            0.19%               N/A                 1.09%
Invesco Van Kampen V.I. Mid Cap Growth
 Fund -- Series II                            1.46%              0.20%                1.26%

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUE TABLE IN APPENDIX B:

There is no information for Invesco Van Kampen V.I. Capital Growth Fund -- Series II or Invesco Van Kampen V.I. Mid Cap Growth Fund because as of December 31, 2012, the Sub-Account had not commenced operations

EFFECTIVE APRIL 26, 2012 THE FOLLOWING INVESTMENT OPTIONS ARE ADDED IN ALPHABETICAL ORDER UNDER "AIM VARIABLE INSURANCE FUNDS" IN THE INVESTMENT OPTIONS TABLE IN APPENDIX C:

FUNDING OPTION                                      INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth Fund --      Seeks capital appreciation             Invesco Advisers, Inc.
 Series II
Invesco Van Kampen V.I. Mid Cap Growth Fund --      Seeks capital growth                   Invesco Advisers, Inc.
 Series II

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-8145